Loans and advances to central banks and credit institutions - Narrative (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	€ 243,203	€ 193,716	€ 163,853
Central banks and credit institutions
Disclosure of financial assets [line items]
Financial assets	110,549	90,663	71,983
Gross carrying amount | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	176,697	148,384	133,437
Gross carrying amount | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	203	75	128
Gross carrying amount | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	461	404	280
Gross carrying amount | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	78,321	61,898	54,833
Gross carrying amount | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	0	1	0
Gross carrying amount | Central banks and credit institutions | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	0	0	1
Accumulated impairment
Disclosure of financial assets [line items]
Financial assets	(286)	(226)	(215)
Accumulated impairment | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 1
Disclosure of financial assets [line items]
Financial assets	(9)	(6)	(8)
Accumulated impairment | Central banks and credit institutions | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	0	0	0
Accumulated impairment | Central banks and credit institutions | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of financial assets [line items]
Financial assets	€ 0	€ 0	€ 0